Share capital (Details) £ / shares in Units, shares in Thousands, £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2017 € / shares shares	Dec. 31, 2016 € / shares shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 GBP (£) £ / shares shares	Sep. 30, 2017 shares	Jun. 30, 2017 shares	Apr. 30, 2017 shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 GBP (£) £ / shares shares	Dec. 31, 2015 GBP (£)	Oct. 31, 2015 shares
Share capital
Value of shares | £				£ 49,093.0					£ 49,404.0	£ 54,147.0
Nominal value | £				0.3					0.3	1.0
Ordinary shares
Share capital
Value of shares | £				£ 11,965.0					£ 11,823.0	£ 11,625.0
Number of shares				11,964,565	56,600	29,000	33,400		11,823,163		5,100,000
Par value per share | £ / shares				£ 1					£ 1
Non-cumulative preference shares of US$0.01
Share capital
Number of shares				26,459					72,430
Par value per share | $ / shares			$ 0.01					$ 0.01
Shares redeemed	46,000	61,400
Nominal value | £				£ 0.3					£ 0.3
Non-cumulative convertible preference shares of US$0.01
Share capital
Number of shares									65
Par value per share | (per share)			$ 0.01	£ 0.01				$ 0.01
Non-cumulative preference shares of 0.01
Share capital
Number of shares				2,044					2,044
Par value per share | € / shares	€ 0.01	€ 0.01
Non-cumulative convertible preference shares of 0.01
Share capital
Number of shares									15
Par value per share | £ / shares				£ 0.01					£ 0.01
Non-cumulative preference shares of 1
Share capital
Number of shares				54					54
Par value per share | £ / shares				£ 1					£ 1
Cumulative preference shares of 1
Share capital
Value of shares | £				£ 1.0					£ 1.0
Number of shares				900					900
Par value per share | £ / shares				£ 1					£ 1